Consolidated Statements of Shareholders’ Equity ¥ in Thousands, $ in Thousands	Common Stock [Member] CNY (¥) shares	Common Stock [Member] USD ($) shares	Additional Paid-in Capital [Member] CNY (¥)	Additional Paid-in Capital [Member] USD ($)	Statutory Reserves [Member] CNY (¥)	Statutory Reserves [Member] USD ($)	Retained Earnings [Member] CNY (¥)	Retained Earnings [Member] USD ($)	AOCI Attributable to Parent [Member] CNY (¥) shares	AOCI Attributable to Parent [Member] USD ($) shares	Subscription Receivables [Member] CNY (¥)	Noncontrolling Interest [Member] CNY (¥)	Noncontrolling Interest [Member] USD ($)	Treasury Stock [Member] CNY (¥) shares	Treasury Stock [Member] USD ($) shares	CNY (¥) shares	USD ($) shares
Balance at Dec. 31, 2016	¥ 8,658		¥ 2,301,655		¥ 311,590		¥ 1,018,928		¥ (65,844)		¥ (288,135)	¥ 117,242				¥ 3,404,094
Balance (in Shares) at Dec. 31, 2016 | shares	1,165,072,926	1,165,072,926
Net income							449,228					2,488				451,716
Foreign currency translation									(27,895)		17,231					(10,664)
Exercise of share options	¥ 458		64,488													64,946
Exercise of share options (in Shares) | shares	69,118,158	69,118,158
Provision for statutory reserves					30,658		(30,658)
Private placement	¥ 455		200,632													201,087
Private placement (in Shares) | shares	66,000,000	66,000,000
Subscription receipt											22,187					22,187
Distribution of dividend			(137,216)													(137,216)
Disposal of subsidiaries					(31,210)		31,210					(8,388)				(8,388)
Unrealized net gains on available-for-sale investments									¥ (632)							¥ (632)
Share of other comprehensive gain of affiliates (in Shares) | shares									1,263	1,263						1,263	1,263
Balance at Dec. 31, 2017	¥ 9,571		2,429,559		311,038		1,468,708		¥ (93,108)		(248,717)	111,342				¥ 3,988,393
Balance (in Shares) at Dec. 31, 2017 | shares	1,300,191,084	1,300,191,084
Net income							609,915					7,180				617,095
Foreign currency translation									1,581		(11,775)					(10,194)
Exercise of share options	¥ 12		3,274													3,286
Exercise of share options (in Shares) | shares	1,760,000	1,760,000
Repurchase of ordinary shares from shareholder (Note 13)			(1,464,163)											¥ (960)		(1,465,123)
Repurchase of ordinary shares from shareholder (Note 13) (in Shares) | shares														150,000,000	150,000,000
Repurchase of ordinary shares from open market (Note 20)			(251,024)											¥ (196)		¥ (251,220)
Repurchase of ordinary shares from open market (Note 20) (in Shares) | shares														28,475,480	28,475,480	178,475,480	178,475,480
Provision for statutory reserves					169,843		(169,843)
Subscription receipt											¥ 260,492					¥ 260,492
Distribution of dividend			(280,470)				(108,791)					(4,979)				(394,240)
Share of other comprehensive loss of affiliates									(1,763)							(1,763)
Balance at Dec. 31, 2018	¥ 9,583		437,176		480,881		1,799,989		(93,290)			113,543		¥ (1,156)		2,746,726
Balance (in Shares) at Dec. 31, 2018 | shares	1,301,951,084	1,301,951,084												178,475,480	178,475,480
Net income							188,932					3,622				192,554
Foreign currency translation									10,178							10,178	$ 1,462
Exercise of share options	¥ 4															4
Exercise of share options (in Shares) | shares	640,000	640,000
Repurchase of ordinary shares from open market (Note 20)			(437,176)				(46,497)							¥ (342)		¥ (484,015)
Repurchase of ordinary shares from open market (Note 20) (in Shares) | shares														50,223,820	50,223,820	50,223,820	50,223,820
Cancellation of treasury shares	¥ (352)													¥ 352
Cancellation of treasury shares (in Shares) | shares	(50,223,820)	(50,223,820)												(50,223,820)	(50,223,820)
Share-based compensation			393													¥ 393
Provision for statutory reserves					38,814		(38,814)
Distribution of dividend							(435,072)					(3,790)				(438,862)
Disposal of subsidiaries					(10,956)		10,956					(193)				(193)
Unrealized net gains on available-for-sale investments									¥ 17,231							¥ 17,231
Share of other comprehensive gain of affiliates (in Shares) | shares									452	452						452	452
Balance at Dec. 31, 2019	¥ 9,235		¥ 393		¥ 508,739		¥ 1,479,494		¥ (65,429)			¥ 113,182		¥ (1,146)		¥ 2,044,468	$ 293,670
Balance (in Shares) at Dec. 31, 2019 | shares	1,252,367,264	1,252,367,264												178,475,480	178,475,480
Balance as of December 31, 2019 in US$ (in Dollars) | $		$ 1,327		$ 56		$ 73,076		$ 212,516		$ (9,398)			$ 16,258		$ (165)		$ 293,670
Balance as of December 31, 2019 in US$ (in Shares) | shares	1,252,367,264	1,252,367,264												178,475,480	178,475,480